Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at January 1, 2023	758,923	524	168	5,793	765,408
Additions	139,057	66	—	2,872	141,995
Disposals	(65,322)	(545)	—	(2,091)	(67,958)
Business combinations	160,659	—	—	210	160,869
Exchange differences	(22,284)	—	—	(19)	(22,303)
Balance at December 31, 2023	971,033	45	168	6,765	978,011
Additions	190,998	121	—	5,002	196,121
Disposals	(55,907)	(2)	(168)	(2,733)	(58,810)
Exchange differences	35,465	—	—	(23)	35,442
Balance at December 31, 2024	1,141,589	164	—	9,011	1,150,764

Accumulated amortization at January 1, 2023	(385,896)	(486)	(115)	(3,403)	(389,900)
Amortization	(125,096)	(75)	(35)	(1,733)	(126,939)
Impairments	(832)	—	—	—	(832)
Disposals	58,161	546	—	1,653	60,360
Exchange differences	13,229	—	—	23	13,252
Balance at December 31, 2023	(440,434)	(15)	(150)	(3,460)	(444,059)
Amortization	(146,297)	(37)	(23)	(2,325)	(148,682)
Impairments	(7,905)	—	—	—	(7,905)
Disposals	47,839	1	173	2,158	50,171
Exchange differences	(18,859)	—	—	7	(18,852)
Balance at December 31, 2024	(565,656)	(51)	—	(3,620)	(569,327)

Carrying amount at:
January 1, 2023	373,027	38	53	2,390	375,508
December 31, 2023	530,599	30	18	3,305	533,952
December 31, 2024	575,933	113	—	5,391	581,437